Income Taxes - Summary of Expiration of Unused Tax Losses (Details) - USD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	$ 422	$ 379
Less Than 1 Year
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	11	25
1-2 Years
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	19	11
2 - 3 Year
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	28	20
3 - 4 Year
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	23	29
4 - 5 Year
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	16	27
Due after five years
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred income tax assets, not recognized on accumulated losses	$ 325	$ 267